N-4	Oct. 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Ongoing Fees and Expenses (annual charges)

Annual Fee	Minimum	Maximum
Base Contract Fees	2.80%(1)	2.90%(1)
Investment options (Portfolio fees and expenses)	0.58%	0.58%
Optional benefits available for an additional charge	None	None
(for a single optional benefit, if elected)

(1) Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals form the Annuity, which could add surrender charges that substantially increase costs.

Lowest Annual Cost	Highest Annual Cost
$3,571	$3,571
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No optional benefits* • No sales charges • No additional Purchase Payments, transfers or withdrawals

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of optional benefits and Portfolio fees and expenses

• No sales charges

• No additional Purchase Payments, transfers or withdrawals

*The Index Linked Variable Income Benefit is not optional. Therefore it is included in the determination of the Lowest Annual Cost.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)

Annual Fee	Minimum	Maximum
Base Contract Fees	2.80%(1)	2.90%(1)
Investment options (Portfolio fees and expenses)	0.58%	0.58%
Optional benefits available for an additional charge	None	None
(for a single optional benefit, if elected)

(1) Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals form the Annuity, which could add surrender charges that substantially increase costs.

Lowest Annual Cost	Highest Annual Cost
$3,571	$3,571
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No optional benefits* • No sales charges • No additional Purchase Payments, transfers or withdrawals

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of optional benefits and Portfolio fees and expenses

• No sales charges

• No additional Purchase Payments, transfers or withdrawals

*The Index Linked Variable Income Benefit is not optional. Therefore it is included in the determination of the Lowest Annual Cost.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	2.80%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.90%
Base Contract (N-4) Footnotes [Text Block]	(1) Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.58%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.58%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest Annual Cost [Dollars]	$ 3,571
Highest Annual Cost [Dollars]	$ 3,571
Index Linked Variable Income Benefit [Member]
Prospectus:
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%